13. Investments in associates	12 Months Ended
Dec. 31, 2017
Investments In Associates
Investments in associates

	FIC	BINV	Other (*)	Total
Balances at 2015	361	20	1	382
Share of profit (loss) of associates – continued operations	76	-	(16)	60
Share of profit of associates – discontinued operations	29	1	-	30
Dividends – continued operations	(20)	-	-	(20)
Dividends – discontinued operations	(8)	-	-	(8)
Other movements	-	-	(9)	(9)
Exchange rates	-	-	5	5
Company reorganization (note 32)	-	-	7	7
Transfer to held for sale (note 32)	(123)	(21)	(9)	(153)
Balances at 2016	315	-	(21)	294
Share of profit(loss) of associates – continued operations	65	-	(125)	(60)
Share of profit(loss) of associates – discontinued operations	25	1	-	26
Dividends and interest on own capital – continued operations	(204)	-	-	(204)
Dividends and interest on own capital – discontinued operations	(81)	-	-	(81)
Other movements	-	-	(18)	(18)
Transfer to held for sale (note 32)	56	(1)	-	55
Balances at 2017	176	-	(164)	12

(*) Refers substantially to Cnova N.V.

(i)	On December 27, 2016 Casino initiated an offering to acquire all of available ordinary shares traded at “Nasdaq Global Select Market” and “Euronext” of its subsidiary Cnova N.V.. The other Casino’s subsidiaries, including GPA, that holds 10.37% of Cnova’s equity will not participate in this offer to acquire.

The offer to acquire was for a value of US$5.50 per net share, without interest and less any applicable withholding tax. With the finalization of offering at January 31, 2017, Casino held, direct and indirectly, 98.88% of total shares and 99.41% of voting rights.